COLLATERALIZED TRANSACTIONS (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
COLLATERALIZED TRANSACTIONS
Margin loan extended to margin clients (net)	$ 27,762,353	$ 26,702,485	$ 29,084,958
Securities purchased under agreements to resell transactions	22,349		106,203
Collateral received from margin clients	105,695,849	119,991,002	119,745,500
Collateral received from brokers	29,207		144,156
Collateral repledged to commercial banks and other financial institutions	13,099,509	12,830,183	20,953,603
Securities borrowed and lent	13,878,468	15,354,335	8,436,638
Cash collateral deposited with lenders	1,144,340	1,045,657	3,120,123
Cash collateral received from borrowers	$ 14,676,066	$ 17,733,171	$ 9,737,786